COMMITMENTS AND CONTINGENCIES Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Wireless data and services [Member]
Other commitments
Purchase Obligation	$ 33,122
Electronic components inventory [Member]
Other commitments
Purchase Commitment, Remaining Minimum Amount Committed	133,407	$ 105,523
Inventory, Raw Materials and Supplies, Gross	$ 5,206	$ 9,264